Note 19 - Income Taxes - Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unrecognized benefit—beginning of period	$ 2,635	$ 2,635
Gross increases—prior period tax positions	0	0
Gross increases—current period tax positions	43	0
Unrecognized benefit—end of period	$ 2,678	$ 2,635